Schedule of Investments (unaudited) March 31, 2020	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 0.0%
Small Business Administration Participation Certificates, Series 2000-1, 1.00%, 03/15/21(a)(b)	$67		$—
Sterling Coofs Trust(a)(c):
Series 2004-1, Class A, 2.36%, 04/15/29	1,124		38,983
Series 2004-2, Class Note, 2.08%, 03/30/30	849		28,107

Total Asset-Backed Securities — 0.0% (Cost — $247,696)			67,090

Non-Agency Mortgage-Backed Securities — 4.6%

Collateralized Mortgage Obligations — 3.4%
Deutsche Securities, Inc. Mortgage Alternate Loan Trust, Series 2006-AR5, Class 22A, 5.50%, 10/25/21	—	(d)	487
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, (1 mo. LIBOR + 16.62%), 14.86%, 08/25/23(e)	19		19,696
Seasoned Credit Risk Transfer Trust, Class MA:
Series 2018-2, 3.50%, 11/25/57	1,390		1,465,973
Series 2018-3, 3.50%, 08/25/57	1,936		2,043,520
Series 2018-4, 3.50%, 03/25/58	6,756		7,140,287
Series 2019-1, 3.50%, 07/25/58	2,160		2,284,544
Series 2019-2, 3.50%, 08/25/58	772		818,269

			13,772,776

Commercial Mortgage-Backed Securities — 1.1%
CSAIL Commercial Mortgage Trust, Class XA(b):
Series 2018-C14, 0.57%, 11/15/51	2,392		89,182
Series 2019-C16, 1.57%, 06/15/52	6,484		710,981
FRESB Mortgage Trust, Series 2019-SB60, Class A10F, 3.31%, 01/25/29(b)	1,528		1,596,058
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.95%), 2.61%, 06/15/35(c)(e)	290		269,672
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(c)	1,717		1,711,023
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class XA, 0.75%, 05/15/51(b)	5,065		234,576

			4,611,492

Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	245		48,638

Security	Par (000)	Value

Interest Only Collateralized Mortgage Obligations (continued)
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 01/25/37	$30,949	$309
Vendee Mortgage Trust, Series 1999-2, Class 1, 0.00%, 05/15/29(b)	13,059	13

		48,960

Principal Only Collateralized Mortgage Obligations — 0.1%
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J8, 0.00%, 09/25/23(f)	13	11,543
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 0.00%, 02/25/36(f)	182	139,436
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-9, Class CP, 0.00%, 11/25/35(f)	89	61,036

		212,015

Total Non-Agency Mortgage-Backed Securities — 4.6% (Cost — $17,926,381)		18,645,243

U.S. Government Sponsored Agency Securities — 143.1%

Agency Obligations — 3.0%
Federal Housing Administration(a):
USGI Projects, Series 99, 7.43%, 06/01/21 - 10/01/23	759	756,135
Merrill Lynch Projects, Series 54, 7.43%, 05/15/23	1	—
Residual Funding Corp., 0.00%, 04/15/30(f)	13,000	11,148,976

		11,905,111

Collateralized Mortgage Obligations — 73.5%
Fannie Mae Mortgage-Backed Securities:
Series 2017-76, Class PB, 3.00%, 10/25/57	3,415	3,798,773
Series 2010-136, Class CY, 4.00%, 12/25/40	3,060	3,571,373
Series 2011-8, Class ZA, 4.00%, 02/25/41	5,017	5,540,280
Series 2011-117, Class CP, 4.00%, 11/25/41	14,350	16,956,014
Series 2012-104, Class QD, 4.00%, 09/25/42	1,639	2,041,231
Series 2013-81, Class YK, 4.00%, 08/25/43	7,000	9,053,197
Series 2018-50, Class EB, 4.00%, 07/25/48	2,001	2,398,673
Series 2010-134, Class DB, 4.50%, 12/25/40	7,000	8,322,467

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Series 2011-99, Class CB, 4.50%, 10/25/41	$43,000		$50,454,123
Series 2010-47, Class JB, 5.00%, 05/25/30	5,322		5,930,843
Series 2019-25, Class SA, (1 mo. LIBOR US + 6.05%), 5.10%, 06/25/49(e)	17,833		3,567,977
Series 2019-35, Class SA, (1 mo. LIBOR US + 6.10%), 5.15%, 07/25/49(e)	6,332		1,142,615
Series 2003-135, Class PB, 6.00%, 01/25/34	2,302		2,392,078
Series 2018-32, Class PS, (1 mo. LIBOR US + 7.23%), 6.13%, 05/25/48(e)	7,884		9,243,816
Series 2004-31, Class ZG, 7.50%, 05/25/34	3,973		4,916,637
Series 1993-247, Class SN, (11th District Cost of Funds + 63.85%), 10.00%, 12/25/23(e)	36		40,644
Series 2004-84, Class SD, (1 mo. LIBOR US + 12.75%), 11.14%, 04/25/34(e)	1,791		2,103,569
Series 2005-73, Class DS, (1 mo. LIBOR US + 17.55%), 15.09%, 08/25/35(e)	122		159,529
Series G-07, Class S, (1 mo. LIBOR US + 1144.57%), 16.87%, 03/25/21(e)	—	(d)	5
Series 1991-87, Class S, (1 mo. LIBOR US + 26.68%), 24.17%, 08/25/21(e)	—	(d)	504
Freddie Mac Mortgage-Backed Securities:
Series 4384, Class LB, 3.50%, 08/15/43	5,100		5,630,311
Series 4471, Class JB, 3.50%, 09/15/43	3,932		4,595,772
Series 4748, Class BM, 3.50%, 11/15/47	3,351		4,040,863
Series 4880, Class LG, 3.50%, 05/15/49	2,196		2,504,027
Series 4830, Class AV, 4.00%, 10/15/33	1,069		1,282,258
Series 3745, Class ZA, 4.00%, 10/15/40	1,267		1,475,344
Series 3762, Class LN, 4.00%, 11/15/40	2,000		2,401,169

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 3780, Class ZA, 4.00%, 12/15/40	$2,863	$3,350,466
Series 4269, Class PM, 4.00%, 08/15/41	8,884	10,898,056
Series 4016, Class BX, 4.00%, 09/15/41	15,408	18,254,799
Series 3960, Class PL, 4.00%, 11/15/41	2,859	3,333,557
Series 4299, Class JY, 4.00%, 01/15/44	1,000	1,203,280
Series 3688, Class PB, 4.50%, 08/15/32	1,986	2,015,306
Series 2731, Class ZA, 4.50%, 01/15/34	3,216	3,579,556
Series 4316, Class VB, 4.50%, 03/15/34	10,787	11,769,712
Series 4615, Class LB, 4.50%, 09/15/41	8,000	9,867,497
Series 3963, Class JB, 4.50%, 11/15/41	800	933,506
Series 4774, Class L, 4.50%, 03/15/48	10,000	11,472,272
Series 3856, Class PB, 5.00%, 05/15/41	10,000	11,617,147
Series 2927, Class BZ, 5.50%, 02/15/35	3,912	4,414,467
Series 2542, Class UC, 6.00%, 12/15/22	455	471,229
Series 0040, Class K, 6.50%, 08/17/24	36	38,451
Series 2218, Class Z, 8.50%, 03/15/30	975	1,155,547
Series 1160, Class F, (1 mo. LIBOR US + 40.16%), 37.17%, 10/15/21(e)	1	1,164
Ginnie Mae Mortgage-Backed Securities:
Series 2010-112, Class TL, 4.00%, 01/20/39	1,303	1,307,767
Series 2011-80, Class PB, 4.00%, 10/20/39	3,282	3,362,041
Series 2012-16, Class HJ, 4.00%, 09/20/40	10,000	10,998,262
Series 2011-88, Class PY, 4.00%, 06/20/41	15,402	16,902,372
Series 2015-96, Class ZM, 4.00%, 07/20/45	7,538	8,718,720
Series 2018-91, Class ZL, 4.00%, 07/20/48	5,494	6,393,618

		295,622,884

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities — 0.9%
FRESB Mortgage Trust, Series 2019-SB61, Class A10F, 3.17%, 01/25/29(b)	$1,248	$1,311,225
Ginnie Mae Mortgage-Backed Securities, Class IO(b):
Series 2017-64, 0.70%, 11/16/57	3,170	175,965
Series 2013-63, 0.79%, 09/16/51	11,428	484,204
Series 2014-169, 0.80%, 10/16/56	29,935	1,187,469
Series 2016-113, 1.15%, 02/16/58	8,917	674,697

		3,833,560

Interest Only Collateralized Mortgage Obligations — 8.7%
Fannie Mae Mortgage-Backed Securities:
Series 1997-50, Class SI, (1 mo. LIBOR US + 9.20%), 1.20%, 04/25/23(e)	26	333
Series G92-60, Class SB, (11th District Cost of Funds + 9.35%), 1.60%, 10/25/22(e)	12	169
Series 2013-10, Class PI, 3.00%, 02/25/43	7,964	687,892
Series 2012-96, Class DI, 4.00%, 02/25/27	1,364	41,958
Series 2013-45, Class EI, 4.00%, 04/25/43	3,531	294,648
Series 2010-74, Class DI, 5.00%, 12/25/39	223	818
Series 2011-134, Class ST, (1 mo. LIBOR US + 6.00%), 5.05%, 12/25/41(e)	27,323	5,028,960
Series 2016-81, Class CS, (1 mo. LIBOR US + 6.10%), 5.15%, 11/25/46(e)	6,505	1,210,182
Series 2017-70, Class SA, (1 mo. LIBOR US + 6.15%), 5.20%, 09/25/47(e)	36,020	6,771,414
Series 2015-66, Class AS, (1 mo. LIBOR US + 6.25%), 5.30%, 09/25/45(e)	20,674	3,911,089
Series 2006-36, Class PS, (1 mo. LIBOR US + 6.60%), 5.65%, 05/25/36(e)	4,060	916,169

Security	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
Series 2011-124, Class GS, (1 mo. LIBOR US + 6.70%), 5.75%, 03/25/37(e)	$87		$332
Series 1997-90, Class M, 6.00%, 01/25/28	510		37,966
Series 1999-W4, Class IO, 6.50%, 12/25/28	65		5,045
Series G92-05, Class H, 9.00%, 01/25/22	—	(d)	2
Series 094, Class 2, 9.50%, 08/25/21	—	(d)	4
Freddie Mac Mortgage-Backed Securities:
Series 3744, Class PI, 4.00%, 06/15/39	4,562		302,443
Series 4026, Class IO, 4.50%, 04/15/32	1,408		149,905
Series 3923, Class SD, (1 mo. LIBOR US + 6.00%), 5.30%, 09/15/41(e)	35,613		7,473,884
Series 3954, Class SL, (1 mo. LIBOR US + 6.00%), 5.30%, 11/15/41(e)	20,049		4,190,165
Series 4119, Class SC, (1 mo. LIBOR US + 6.15%), 5.45%, 10/15/42(e)	560		97,456
Series 3796, Class WS, (1 mo. LIBOR US + 6.55%), 5.85%, 02/15/40(e)	2,609		243,117
Ginnie Mae Mortgage-Backed Securities(e):
Series 2012-97, Class JS, (1 mo. LIBOR US + 6.25%), 5.55%, 08/16/42	10,994		1,522,208
Series 2009-116, Class KS, (1 mo. LIBOR US + 6.47%), 5.77%, 12/16/39	710		114,292
Series 2011-52, Class MJ, (1 mo. LIBOR US + 6.65%), 5.88%, 04/20/41	5,611		827,500
Series 2011-52, Class NS, (1 mo. LIBOR US + 6.67%), 5.97%, 04/16/41	6,724		1,229,107

			35,057,058

Mortgage-Backed Securities — 56.9%
Fannie Mae Mortgage-Backed Securities:
2.50%, 04/20/35(g)	180		186,676
3.00%, 04/15/50(g)	4,600		4,822,273
3.50%, 04/15/50(g)	3,664		3,872,194

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 01/01/41 - 01/01/57(h)	$98,197		$108,057,312
4.50%, 08/01/25 - 09/01/49(h)	40,963		44,819,887
5.00%, 01/01/23 - 04/15/50(g)(h)	30,444		33,380,869
5.50%, 01/01/21 - 10/01/39(h)	7,095		8,032,820
6.50%, 12/01/37 - 10/01/39(h)	2,532		2,987,115
7.50%, 02/01/22	—	(d)	1
Freddie Mac Mortgage-Backed Securities:
Series T-11, Class A9, 0.14%, 01/25/28(b)	358		375,928
4.00%, 08/01/49(h)	8,447		9,085,409
5.00%, 02/01/22 - 04/01/22	28		28,688
5.50%, 01/01/39(h)	9,402		10,631,998
Ginnie Mae Mortgage-Backed Securities:
5.00%, 10/20/39(h)	2,381		2,635,675
7.50%, 01/15/23 - 11/15/23	27		27,624
8.00%, 10/15/22 - 08/15/27	17		17,473
9.00%, 05/15/20 - 09/15/21	—	(d)	232

			228,962,174

Principal Only Collateralized Mortgage Obligations — 0.1%
Fannie Mae Mortgage-Backed Securities(f):
Series 1991-7, Class J, 0.00%, 02/25/21	—	(d)	111
Series G93-2, Class KB, 0.00%, 01/25/23	15		14,532
Series 1993-51, Class E, 0.00%, 02/25/23	5		5,051
Series 203, Class 1, 0.00%, 02/25/23	2		1,520
Series 1993-70, Class A, 0.00%, 05/25/23	1		903
Series 0228, Class 1, 0.00%, 06/25/23	1		1,151
Series 1999-W4, Class PO, 0.00%, 02/25/29	30		29,390
Series 2002-13, Class PR, 0.00%, 03/25/32	52		49,010
Freddie Mac Mortgage-Backed Securities(f):
Series 1418, Class M, 0.00%, 11/15/22	5		4,889
Series 1571, Class G, 0.00%, 08/15/23	44		42,988
Series 1691, Class B, 0.00%, 03/15/24	103		100,738

Security	Par (000)	Value

Principal Only Collateralized Mortgage Obligations (continued)
Series T-8, Class A10, 0.00%, 11/15/28	$1	$557

		250,840

Total U.S. Government Sponsored Agency Securities — 143.1% (Cost — $550,696,663)		575,631,627

Total Long-Term Investments — 147.7% (Cost — $568,870,740)		594,343,960

Short-Term Securities — 3.0%

Borrowed Bond Agreement(i)(j) — 0.3%
Credit Suisse AG, 1.54%, Open (Purchased on 1/28/20 to be repurchased at $1,036,748 Collateralized by U.S. Treasury Bonds, 2.75%, 11/15/42, par and fair values of $917,000 and $1,186,154 respectively)	1,034	1,033,917

Total Borrowed Bond Agreement — 0.3%		1,033,917

	Shares

Money Market Fund — 2.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(k)(l)	10,773,267	10,773,267

Total Money Market Fund — 2.7%		10,773,267

Total Short-Term Securities — 3.0% (Cost — $11,807,184)		11,807,184

Total Investments Before Borrowed Bonds — 150.7% (Cost — $580,677,924)		606,151,144

	Par (000)

Borrowed Bonds — (0.3%)

U.S. Governments Obligations — (0.3%)
U.S. Treasury Bonds, 2.75%, 11/15/42	$(917)	(1,186,154)

Total Borrowed Bonds — (0.3)% (Proceeds — $842,347)		(1,186,154)

Total Investments, Net of Borrowed Bonds — 150.4% (Cost — $579,835,577)		604,964,990

Liabilities in Excess of Other Assets — (50.4)%		(202,607,737)

Net Assets — 100.0%		$402,357,253

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Income Trust, Inc. (BKT)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Amount is less than 500.
(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	Zero-coupon bond.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(i)	The amount to be repurchased assumes the maturity will be the day after period end.
(j)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(k)	Annualized 7-day yield as of period end.
(l)

Investments in issuers considered to be an affiliate/affiliates of the Trust, during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	11,451,861	—	(678,594	)(b)	10,773,267	$10,773,267	$18,088	$—	$—

(a) Includes net capital gain distributions, if applicable.
(b) Represents net shares purchased (sold).

Portfolio Abbreviations

IO	Interest Only

PO	Principal Only

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Citigroup Global Markets, Inc	0.90%	03/10/20	4/15/20	$40,430,935	$40,451,151	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	0.90	03/10/20	4/15/20	17,469,310	17,480,067	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	5,030,127	5,031,551	U.S. Government Sponsored Agency Securities	Up to 30 Days

5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Income Trust, Inc. (BKT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
HSBC Securities (USA), Inc.	0.85%	03/19/20	4/15/20	$1,762,565	$1,763,064	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	1,649,703	1,650,171	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	1,203,008	1,203,349	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	1,141,613	1,141,936	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	5,067,153	5,068,589	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	1,641,909	1,642,375	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	1,385,402	1,385,795	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	7,031,437	7,033,429	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	1,591,340	1,591,791	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	1,350,190	1,350,572	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	3,073,227	3,074,098	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	1,953,029	1,953,582	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	2,898,697	2,899,519	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	2,555,177	2,555,901	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	3,020,898	3,021,754	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	2,278,480	2,279,125	U.S. Government Sponsored Agency Securities	Up to 30 Days

6

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Income Trust, Inc. (BKT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
HSBC Securities (USA), Inc.	0.85%	03/19/20	4/15/20	$2,028,018	$2,028,593	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	5,471,136	5,472,686	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	2,180,345	2,180,963	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	1,122,445	1,122,763	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	5,337,392	5,338,904	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	3,860,033	3,861,126	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	1,527,840	1,528,273	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	2,453,078	2,453,773	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	2,558,163	2,558,888	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	6,569,902	6,571,764	U.S. Government Sponsored Agency Securities	Up to 30 Days
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.95	03/19/20	4/15/20	8,235,000	8,237,608	U.S. Government Sponsored Agency Securities	Up to 30 Days
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.95	03/19/20	4/15/20	8,594,000	8,596,721	U.S. Government Sponsored Agency Securities	Up to 30 Days
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.95	03/19/20	4/15/20	16,172,000	16,177,121	U.S. Government Sponsored Agency Securities	Up to 30 Days
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.95	03/19/20	4/15/20	9,975,000	9,978,159	U.S. Government Sponsored Agency Securities	Up to 30 Days
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.95	03/19/20	4/15/20	8,775,000	8,777,779	U.S. Government Sponsored Agency Securities	Up to 30 Days
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.95	03/19/20	4/15/20	8,182,000	8,184,591	U.S. Government Sponsored Agency Securities	Up to 30 Days

				$195,575,552	$195,647,531

7

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Income Trust, Inc. (BKT)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
90-Day Euro-Dollar	87	06/15/20	$21,636	$(474,378)
10-Year U.S. Treasury Note	134	06/19/20	18,584	(656,539)
10-Year U.S. Ultra Long Treasury Note	216	06/19/20	33,703	(1,866,236)
U.S. Long Treasury Bond	414	06/19/20	74,132	(6,238,607)
5-Year U.S. Treasury Note	166	06/30/20	20,810	(622,485)
90-Day Euro-Dollar	98	09/14/20	24,413	(604,892)
90-Day Euro-Dollar	1	12/14/20	249	(2,339)
90-Day Euro-Dollar	1	03/15/21	249	(2,276)
90-Day Euro-Dollar	1	06/14/21	249	(2,251)
90-Day Euro-Dollar	3	12/13/21	748	(6,717)

				$(10,476,720)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.35%	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A	08/31/23	USD	12,100	$(789,109)	$131	$(789,240)
2.30	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A	08/31/23	USD	14,100	(897,044)	152	(897,196)
1.70	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A	11/30/23	USD	1,500	(74,468)	17	(74,485)
1.41	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A	11/30/23	USD	4,900	(185,233)	57	(185,290)
0.72	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A	03/13/25	USD	22,270	(260,884)	295	(261,179)

								$(2,206,738)	$652	$(2,207,390)

OTC Interest Rate Swaps

Paid by the Trust		Received by the Trust		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR, 1.45%	Quarterly	3.43%	Semi-Annual	JPMorgan Chase Bank N.A.	N/A	03/28/21	USD	6,000	$168,193	$(29,246)	$197,439
3-Month LIBOR, 1.45%	Quarterly	5.41	Semi-Annual	JPMorgan Chase Bank N.A.	N/A	08/15/22	USD	9,565	1,165,124	—	1,165,124

									$1,333,317	$(29,246)	$1,362,563

8

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Income Trust, Inc. (BKT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$—	$67,090	$67,090
Non-Agency Mortgage-Backed Securities	—	18,645,243	—	18,645,243
U.S. Government Sponsored Agency Securities	—	574,875,492	756,135	575,631,627
Short-Term Securities:
Borrowed Bond Agreement	—	1,033,917	—	1,033,917
Money Market Fund	10,773,267	—	—	10,773,267
Liabilities:
Investments:
Borrowed Bonds	—	(1,186,154)	—	(1,186,154)

	$10,773,267	$593,368,498	$823,225	$604,964,990

Derivative Financial Instruments(a)
Assets:
Interest rate contracts	$—	$1,362,563	$—	$1,362,563
Liabilities:
Interest rate contracts	(10,476,720)	(2,207,390)	—	(12,684,110)

	$(10,476,720)	$(844,827)	$—	$(11,321,547)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, reverse repurchase agreements of $195,647,531 are categorized as Level 2 within the disclosure hierarchy.

9